     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2002 AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster          St. Francis, Wisconsin          December 5, 2003
----------------------          ----------------------          ----------------
     (Signature)                    (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:        $91,973
                                               -----------------
                                               (thousands)

List of Other Included Managers:               None

------------------------------------------------------------------------------------------------------------------------------------
                                                             FORM 13F
                                                         INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                Column 2:    Column 3:  Column 4:            Column 5:          Column 6:  Column 7:    Column 8:
                                Title of      CUSIP                --------------------------- Investment   Other   Voting Authority
                                 Class       Number       Value     Shares or  Shares/   Put/  Discretion  Managers ----------------
                                                        (X$1000)    Principal  Prn. Amt. Call                       Sole Shared None
                                                                     Amount
------------------------------------------------------------------------------------------------------------------------------------
Azurix Corp.                    Common       05501M104       $860      105,000  SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bay Bancshares Inc.             Common       07203N109       $606      23,700   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.            Common       14149Y108     $2,640      26,500   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
CNBT Bancshares Inc.            Common       125972109     $1,289      71,610   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Crown Central Pete - Cl B       Common       228219309       $294      30,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Cohoes Bancorp                  Common       192513109       $388      20,400   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Donna Karan Int'l Inc.          Common       257826107       $315      35,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom                Common       251566105     $1,454      49,700   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Dynex Capital Inc.              Common       26817Q506       $223     222,540   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Fleetboston Financial Corp.     Common       339030108     $2,220      59,100   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Fairfield Communities Inc.      Common       304231301     $5,005     355,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
First Washington Realty Trust   Common       337489504     $1,054      40,840   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications       Common       458801107       $108      15,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Industrial Bancorp Inc.         Common       455882100       $395      20,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp.     Common       45662S102       $838      30,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mesaba Holdings Inc.            Common       59066B102     $3,638     289,600   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Meridian Ins. Group Inc.        Common       589644103     $2,735      94,500   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
PBOC Holdings Inc.              Common       69316G108     $2,569     269,500   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Pendaries Petrolium Ltd.        Common       706905106       $343      80,600   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Primedia Inc.                   Common       74157K101     $3,116     263,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Radiologix Inc.                 Common       75040K109        $80      16,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
SDL Inc.                        Common       784076101     $2,223      15,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Seranova Inc.                   Common       817476104       $481     213,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Showcase Corp.                  Common       82539P102       $989     140,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Shaw Industries Inc             Common       820286102    $15,887     838,910   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
US Air                          Option       911905907     $2,028       500             Call     Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp.      Common       928615103    $15,786     156,880   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc.               Common       98157D106    $23,781    1,698,610  SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Westerfed Financial Corp.       Common       957550106       $631      29,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

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